17. DISCONTINUED OPERATIONS: Schedule of Net Cash Flows attributable to Discontinued Operations (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Net Cash Flows attributable to Discontinued Operations

Year ended December 31,
	2020	2019	2018
	$	$	$
Operating Activities
Net loss from discontinued operations	-	(189,356)	(678,661)
Adjustment for the non-cash items:
Amortization	-	6,301	9,266
Write-down of inventories	-	109,941	227,025
Write-down of equipment	-	14,704	-

Change in working capital items:
Accounts receivable	-	264,806	170,157
Prepaid expenses and deposits	-	-	5,438
Inventories	-	(7,442)	(118,299)
Accounts payable and accrued liabilities	-	(23,027)	70,917
	-	175,927	(314,157)

Investing Activities
Purchase of equipment	-	-	(5,000)

Increase (Decrease) in Cash	-	175,927	(319,157)